Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) yr $ / shares	Dec. 31, 2022 USD ($) yr $ / shares	Dec. 31, 2021 USD ($) yr $ / shares
Weighted average assumptions [Abstract]
Award life (weighted average) | yr	5.6	6	5.95
Expected dividends	0.00%	0.00%	0.00%
Other reserves within equity on consolidated statement | $	$ 4,651	$ 2,595
Expense for awards recognized | $	2,291	1,671	$ 366
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 4,200	$ 2,000
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share)	$ 5.32	$ 9.46	$ 15
Expected volatility	83.00%	87.00%	90.00%
Risk-free interest rate	3.50%	1.74%	0.97%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share)	$ 13.15	$ 19.42	$ 23.74
Expected volatility	88.00%	92.00%	95.00%
Risk-free interest rate	4.77%	3.69%	1.25%
Employees [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 5.66	$ 14.1	$ 18.45
Non-executive Directors [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 0.025	$ 0	$ 2.05